SHARE CAPITAL (Schedule of Options Outstanding) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 0 [Member]	Dec. 31, 2012 0.6 - 123 [Member]	Dec. 31, 2012 128 - 282 [Member]	Dec. 31, 2012 327 - 396 [Member]	Dec. 31, 2012 411 - 528 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price			$ 0.0	$ 0.6	$ 128.0	$ 327.0	$ 411.0
Maximum exercise price				$ 123.0	$ 282.0	$ 396.0	$ 528.0
Options outstanding at December 31, 2012	305,152	41,963	141	301,412	1,968	943	688
Weighted-average remaining contractual life	9.47		1.27	9.62	2.74	4.54	3.93
Weighted average exercise price	$ 13.19	$ 97.65	$ 0.0	$ 9.78	$ 224.0	$ 358.0	$ 485.0
Options exercisable at the end of the year	25,761		141	22,054	1,935	943	688
Average exercise price of options exercisable	$ 98.12		$ 0.0	$ 64.0	$ 225.0	$ 358.0	$ 485.0